Derivative Instruments and Hedging Activities - SRA - Rollforward of AOCI (Details) - SRA Companies, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Derivative [Line Items]
Beginning of period	$ (6,113)	$ (11,871)	$ (11,871)	$ (12,183)	$ (12,027)
Other comprehensive loss before reclassifications
Total before tax	(182)	(59)	(1,381)	(4,064)	(1,798)
Tax effect	71	23	537	1,594	705
Net of tax	(111)	(36)	(844)	(2,470)	(1,093)
Amounts reclassified from accumulated other comprehensive loss
Total before tax	2,715	2,851	10,908	4,578	1,542
Tax effect	(1,056)	(1,118)	(4,306)	(1,796)	(605)
Net of tax	1,659	1,733	6,602	2,782	937
Net other comprehensive (loss) income	1,548	1,697	5,758	312	(156)
End of period	$ (4,565)	$ (10,174)	$ (6,113)	$ (11,871)	$ (12,183)